TRADE AND OTHER RECEIVABLES - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 1,056	$ 988	$ 939
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	418	416	362
Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	54	57	58
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	212	193	192
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 372	$ 322	$ 327